CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2022	2021
Cash	$1,179,491	$657,013
C ash equivalents	633,238	995,877
Total c ash and cash equivalents	1,812,729	1,652,890
Current portion of restricted cash (1)	50,992	285
Non-current portion of restricted cash (2)	124,736	140

Total cash, cash equivalents and restricted cash	$1,988,457	$1,653,315

Note
s
(1)	As of December 31, 2022 and 2021, the current portion of restricted cash included bank time deposits of $50,971 and $275, respectively.
On September 20, 2022, Melco Resorts Macau provided a bank guarantee in an amount of MOP820,000 (equivalent to $101,942) to the Macau government to guarantee the satisfaction of any labor liabilities upon expiry of the subconcession. As stipulated in the bank guarantee contract, MOP410,000 (equivalent to $50,971) was required to be held in a cash deposit account as collateral to secure the bank guarantee. In January 2023, such bank guarantee and the cash deposited in the collateral bank account were released. The cash of MOP410,000 (equivalent to $50,971) deposited in the collateral account was included in the current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.

(2)	As of December 31, 2022 and 2021, the non-current portion of restricted cash included bank time deposits of $124,592 and nil, respectively.
On December 9, 2022, as required by the Concession, Melco Resorts Macau provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration and termination of the Concession. The cash of HK$970,874 (equivalent to $124,319) deposited in the collateral bank account was included in the non-current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.